Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2016
Acquired Intangible Assets, Net [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
13.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2015 and 2016 were as follows:

	December, 31
	2015				2016
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Intangible assets not subject to amortization:
Commodities trading right	$1,216,582	-	$(250,360)	$966,222	$908,174	-	$(619,865)	$288,309

Intangible assets subject to amortization:
Customer relationship	1,184,243	(610,931)	-	573,312	1,108,548	(617,264)	(491,284)	-
PIBA license	-	-	-	-	112,183	(3,739)	-	108,444
	$2,400,825	$(610,931)	$(250,360)	$1,539,534	$2,128,905	$(621,003)	$(1,111,149)	$396,753

Amortization expenses for the years ended December 31, 2014, 2015 and 2016 were $448,768, $285,088 and $116,973, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $11,214, $11,214, $112,214, $11,214 and $63,566 for 2017, 2018, 2019, 2020, 2021 and thereafter, respectively.

For the year ended December 31, 2014, the Group recorded an impairment loss on its intangible assets in the amount of $1,802,125 associated with the acquired completed technology and securities consulting license and related trademarks due to management's estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values. During 2014, the Group disposed its intangible assets in the amount of $3,149,842 associated with the acquired commodities trading right and securities consulting license and the related trademarks due to the business restructure. For the year ended December 31, 2015, the Group recorded an impairment loss of $250,360 related to commodities trading right. During 2016, the Group recorded an impairment loss on its intangible assets in the amount of $1,111,149 associated with the acquired commodities trading right and customer relationships due to management's estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values.